UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant	1 Main Street North
Minot, ND 58703

Name and Address of agent for service	Brent Wheeler/Kevin Flagstad
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code	(701) 852-5292

Date of fiscal year end	July 31
Date of reporting period	January 31, 2006

Item 1)	Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the Kansas Municipal Fund (the “Fund”) for the period ended January 31, 2006. The Fund’s portfolio and related financial statements are presented within for your review.

As we close the period, interest rates surprised many of the financial experts who predicted investors would get fed up with low long-term interest rates and sell bonds, which would push yields higher. In the face of rising rates by the Federal Reserve, higher energy prices, natural disasters and ongoing conflicts in the Middle East, the yield on the 10-year Treasury note ended the period at 4.52% compared with 4.28% at the end of July 2005.

During the period, bonds all but defied gravity. Though the Federal Reserve has raised its short-term interest rate target by two and one quarter percentage points, to 4.50% from 2.25% and two of the world’s largest issuers of corporate debt, General Motors and Ford had their credit rating downgraded to “junk” from investment grade, bond yields stayed low. The Fed’s rate increases have pushed short-term interest rates above long-term rates, a phenomenon known as a yield curve inversion, which has preceded every economic downturn in the past 40 years, with only two false alarms.

Despite the yield curve inversion the Fed has hinted after its December policy meeting that it could halt, or at least pause, in its rate-increase campaign sometime in the first part of 2006. The question for the remainder of 2006 will be dictated by the pace of economic growth and the Fed’s actions based in the direction of core consumer inflation. The Federal Reserve’s policy has been aimed at returning short-term interest rates back to a neutral range. Future actions will depend primarily on inflation evidence.

Given our concerns that the Federal Reserve would tighten throughout the period we structured the Fund defensively to help mitigate the effects of rising rates. Rather than committing a substantial portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher-coupon bonds for their favorable income. This included holding positions in higher coupon issues like University of Kansas Hospital, 5.70% coupon, Stormont Vail Health Care, 5.80% coupon and Topeka Public Buildings, 5.63% coupon. In rising rate environments these type of issues have typically held their value better than lower coupon issues such as Wichita General Obligation, 4.50% coupon and Wichita Public Building, 4.00% coupon.

At the close of the period, the Fund’s average maturity was approximately 16 years. However, the Fund’s duration (a measure of a fund’s sensitivity to interest rate movements) was 4 years. Another strategy of the Fund was to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly late in the fall.

The Kansas Municipal Fund A shares began the period $10.57 and ended the period at $10.65 per share for a total return of 2.72%* (without sales charge). This compares to the Lehman Brothers Municipal Bond Index’s return of 1.33% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 61.4%, AA 17.9%, A 10.3%, BBB 4.0% and NR 6.4%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2006 (Unaudited)
Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2006 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS
(Based on Total Long-Term Investments)

AAA	61.4%
AA	17.9%
A	10.3%
NR	6.4%
BBB	4.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS
(As a % of Net Assets)

HC-Health Care	22.5%
H-Housing	18.8%
S-School	13.9%
O-Other	13.2%
G-Government	11.3%
W-Water/Sewer	10.2%
T-Transportation	5.4%
U-Utilities	4.7%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 29, 2005 to January 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/29/05	Ending Account Value 01/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,027.25	$5.10
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.31	$5.08

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/362 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 2.72% for the six-month period of July 29, 2005, to January 31, 2006.

January 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending January 31, 2006

				Since Inception (November 15, 1990)
Kansas Municipal Fund	1 year	5 year	10 year
Without sales charge	2.67%	2.01%	3.06%	4.67%
With sales charge (4.25%)	(1.71%)	1.13%	2.61%	4.37%

				Since Inception (November 15, 1990)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	2.85%	5.44%	5.66%	6.76%

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH
Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund w/o Sales Charge	Kansas Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1995	$10,000	$ 9,572	$10,000
7/31/1996	$10,590	$10,136	$10,660
7/31/1997	$11,390	$10,902	$11,754
7/31/1998	$11,704	$11,203	$12,458
7/30/1999	$12,107	$11,589	$12,817
7/31/2000	$12,312	$11,784	$13,370
7/31/2001	$13,313	$12,743	$14,719
7/31/2002	$13,776	$13,186	$15,706
7/31/2003	$13,673	$13,088	$16,271
7/30/2004	$13,907	$13,311	$17,212
7/29/2005	$13,937	$13,340	$18,307
1/31/2006	$14,317	$13,704	$18,551

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND
The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining four Trustees and/or executive officers are “Interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 Main St. N. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (Aug 2000 to Sept. 2005); Faculty, Park University (Aug. 2005 to Dec 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds; Trustee, The Integrity Funds.	16	MaryCrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Suite 305 Minot, ND 58701 70	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003).	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (until March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main St. N. Minot, ND 58703 61	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main St. N. Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 Main St. N. Minot, ND 58703 31	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				NA	None
Brent M. Wheeler 1 Main St. N. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 thru October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), MF Chief Compliance Officer (Since October 2005) The Integrity Funds and Integrity Mutual Funds.

				NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

Board Approval of Investment Advisory Agreement
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s Adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”) between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser, that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature, extent and quality of the adviser’s services;
(b)	the investment performance of the fund and the adviser;
(c)	the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;
(d)	the extent to which economies of scale would be realized as the fund grows; and
(e)	whether fee levels reflect economies of scale for the benefit of fund investors.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other Fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The Portfolio Manager of the Fund has over 20 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports. The Fund’s net expense ratio of 1.00% for the Class A shares was comparable to other funds of similar objective and size. The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds. The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance: Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Kansas income taxes as is consistent with preservation of capital. As of September 30, 2005, the Fund had positive annualized returns for the year to date, 1-year, 5-year, 10-year and since inception periods.

Profitability: The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004. The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately for the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and to an extent matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

·

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	PrincipalAmount	Market Value

KANSAS MUNICIPAL BONDS (93.6%)

Burlington, KS PCR Gas & Elec. MBIA	Aaa/AAA	5.300%	06/01/31	$1,000,000	$1,062,620
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	325,215
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/22	250,000	259,852
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/14	390,000	424,121
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,078,180
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/19	1,000,000	1,059,530
Hutchinson, KS Community College	NR/A-	5.000	10/01/25	350,000	358,512
Hutchinson, KS Community College	NR/A-	5.250	10/01/30	300,000	311,262
Hutchinson, KS Community College	NR/A-	5.250	10/01/33	450,000	464,661
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,763,072
Johnson County USD 231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/24	1,135,000	1,193,804
Johnson Cty., KS USD #232 (De Soto)	Aaa/NR	5.250	09/01/23	500,000	544,105
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	370,000	375,642
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	585,893
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/27	2,250,000	2,450,363
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	396,895
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	610,145
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	255,000	255,000
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	1,370,000	1,436,582
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	630,000	657,077
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	263,008
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/22	1,000,000	1,083,190
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/23	1,000,000	1,059,330
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	2,011,557
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.500	02/01/18	1,215,000	1,195,159
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.625	08/01/29	1,000,000	981,900
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	01/01/28	1,010,000	808,000
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/21	430,000	439,727
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,094,060
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/24	1,500,000	1,613,685
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/16	455,000	465,433
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/22	500,000	514,570
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	553,612
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	784,763
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	538,780
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,051,320
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	590,000	607,806
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,011,870
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	512,730
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	250,256
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	529,145
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/27	2,210,000	2,244,321
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	440,000	457,899
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	963,999
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/26	1,000,000	1,051,380
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/16	655,000	698,977
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/21	400,000	421,264
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,525,118
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,278,864
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	895,255
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,435,473
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/31	750,000	791,325
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/19	955,000	1,011,880
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	565,000	578,995
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	1,125,000	1,151,314
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,613,100
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,100,000	1,158,487
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/BB	5.850	12/01/25	800,000	692,000
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/16	990,000	1,005,375
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/22	2,000,000	2,026,860
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	750,000	751,223
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,581,863
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	515,780

TOTAL KANSAS MUNICIPAL BONDS (COST: $56,172,383)					$57,833,184

SHORT-TERM SECURITIES (4.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				2,145,000	$2,145,000
Goldman Sachs Financial Square Tax-Free Money Market				458,133	458,133
TOTAL SHORT-TERM SECURITIES (COST: $2,603,133)					$2,603,133

TOTAL INVESTMENTS IN SECURITIES (COST: $58,775,516)					$60,436,317
OTHER ASSETS LESS LIABILITIES					1,377,815

NET ASSETS					$61,814,132

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities in the Fund were investment grade when purchased.
The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Assets and Liabilities January 31, 2006 (Unaudited)

ASSETS
Investment in securities, at value (cost: $58,775,516)	$60,436,317
Accrued interest receivable	808,710
Accrued dividends receivable	1,711
Variation margin on futures	966,726
Receivable due from broker	285
Prepaid expenses	7,342

Total Assets	$62,221,091

LIABILITIES
Dividends payable	$202,073
Payable to affiliates	51,567
Accrued expenses	9,459
Payable for fund shares redeemed	106,597
Disbursements in excess of demand deposit cash	37,263

Total Liabilities	$406,959

NET ASSETS	$61,814,132

Net assets are represented by:
Paid-in capital	$70,845,220
Accumulated undistributed net realized gain (loss) on investments and futures	(10,692,833)
Accumulated undistributed net investment income	944
Unrealized appreciation on investments	1,660,801
Total amount representing net assets applicable to 5,803,842 outstanding shares of no par common stock (unlimited shares authorized)	$61,814,132

Net asset value per share	$10.65

Public offering price (based on sales charge of 4.25%)	$11.12

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended January 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$1,553,498
Dividends	24,512
Total Investment Income	$1,578,010

EXPENSES
Investment advisory fees	$162,569
Distribution (12b-1) fees	81,285
Administrative service fees	32,514
Transfer agent fees	39,050
Accounting service fees	27,586
Custodian fees	4,173
Transfer agent out-of-pockets	762
Professional fees	9,644
Trustees fees	2,383
Insurance expense	1,199
Reports to shareholders	2,341
Audit fees	4,319
Legal fees	3,705
Total Expenses	$371,530
Less expenses waived or absorbed by the Fund’s manager	(46,391)
Total Net Expenses	$325,139

NET INVESTMENT INCOME	$1,252,871

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(15,748)
Futures transactions	1,187,451
Net change in unrealized appreciation (depreciation) of:
Investments	(275,685)
Futures	(437,774)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$458,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,711,115

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006

Statement of Changes in Net Assets
For the six months ended January 31, 2006, and the year ended July 29, 2005

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,252,871	$2,595,045
Net realized gain (loss) on investment and futures transactions	1,171,703	(4,307,652)
Net change in unrealized appreciation (depreciation) on investments and futures	(713,459)	1,879,486
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,711,115	$166,879

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.21 and $.38 per share, respectively)	$(1,252,770)	$(2,594,731)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,252,770)	$(2,594,731)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$999,810	$1,823,022
Proceeds from reinvested dividends	785,552	1,647,118
Cost of shares redeemed	(7,899,338)	(12,050,827)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(6,113,976)	$(8,580,687)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,655,631)	$(11,008,539)

NET ASSETS, BEGINNING OF PERIOD	67,469,763	78,478,302

NET ASSETS, END OF PERIOD	$61,814,132	$67,469,763
Undistributed Net Investment Income	$944	$843

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2006 (Unaudited)

Note 1. ORGANIZATION
Business operations - The Kansas Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during year ended July 29, 2005, were characterized as tax-exempt for tax purposes.

	July 29, 2005	July 30, 2004
Tax-exempt Income	$2,594,731	$3,394,114
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$2,594,731	$3,394,144

As of July 29, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($11,426,763)	$1,937,328	($9,489,434)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 29, 2005, totaling $10,264,747, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2006	$1,671,432
2007	$0
2008	$531,392
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,398,834
2013	$2,680,174

For the year ended July 29, 2005, the Fund made $2,222,213 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 29, 2005, the Fund deferred to August 1, 2005, post October capital losses, post October currency losses and post October passive foreign investment company losses of $1,162,016.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS
As of January 31, 2006, there were unlimited shares of no par authorized; 5,803,842 and 6,380,549 shares were outstanding at January 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

Shares sold	94,109	168,753
Shares issued on reinvestment of dividends	74,132	152,906
Shares redeemed	(744,948)	(1,118,987)
Net increase (decrease)	(576,707)	(797,328)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $116,178 of investment advisory fees after partial waiver for the six months ended January 31, 2006. The Fund has a payable to Integrity Money Management of $18,016 at January 31, 2006, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment adviser and management fee. The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.00% for the six months ended January 31, 2006.

Principal Underwriter and Shareholder Services
Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $81,285 of distribution fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Funds Distributor of $13,072 at January 31, 2006, for distribution fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum $500 per month is charged for each additional share class. The Fund has recognized $39,050 of transfer agency fees and expenses for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $6,312 at January 31, 2006, for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $27,586 of accounting service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $4,508 at January 31, 2006, for accounting service fees. Integrity Fund Services also acts as administrator for the Fund. The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $32,514 of administrative service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $5,229 at January 31, 2006, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $1,462,347 and $7,309,898, respectively, for the six months ended January 31, 2006.

Note 6. INVESTMENT IN SECURITIES
At January 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $58,775,516. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $1,660,801, which is comprised of $2,119,020 aggregate gross unrealized appreciation and $458,219 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights
Selected per share data and ratios for the periods indicated

		For The Six Months Ended January 31, 2006 (Unaudited)		For The Year Ended July 29, 2005		For The Year Ended July 30, 2004		For The Year Ended July 31, 2003		For The Year Ended July 31, 2002		For The Year Ended July 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD		$10.57		$10.93		$11.19		$11.78		$11.92		$11.58

Income from Investment Operations:
Net investment income	$	..21	$	..38	$	..45	$	..51	$	..55	$	..58
Net realized and unrealized gain (loss) on investment and futures transactions		..08		(.36)		(.26)		(.59)		(.14)		..34
Total Income (Loss) From Investment Operations	$	..29	$	..02	$	..19		$(.08)	$	..41	$	..92

Less Distributions:
Dividends from net investment income		$(.21)		$(.38)		$(.45)		$(.51)		$(.55)		(.58)
Distributions from net capital gains		..00		..00		..00		..00		..00		..00
Total Distributions		$(.21)		$(.38)		$(.45)		$(.51)		$(.55)		$(.58)

NET ASSET VALUE, END OF PERIOD		$10.65		$10.57		$10.93		$11.19		$11.78		$11.92

Total Return		5.42%(A)(C)		0.22%(A)		1.71%(A)		(0.75%)(A)		3.48%(A)		8.13%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$61,814		$67,470		$78,478		$88,850		$98,992		$103,806
Ratio of net expenses (after expense assumption) to average net assets		1.00%(B)(C)		0.97%(B)		0.95%(B)		0.95%(B)		0.95%(B)		0.95%(B)
Ratio of net investment income to average net assets		3.85%(C)		3.56%		4.05%		4.39%		4.61%		4.94%
Portfolio turnover rate		2.38%		44.85%		17.29%		23.78%		5.74%		10.28%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $46,391, $130,764, $127,695, $52,479, $22,656, and $37,939, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.14%, 1.15%, 1.10%, 1.01%, 0.97%, and 0.99%, respectively.
(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Kansas Insured Intermediate Fund (the “Fund”) for the period ended January 31, 2006. The Fund’s portfolio and related financial statements are presented within for your review.

As we close the period, interest rates surprised many of the financial experts who predicted investors would get fed up with low long-term interest rates and sell bonds, which would push yields higher. In the face of rising rates by the Federal Reserve, higher energy prices, natural disasters and ongoing conflicts in the Middle East, the yield on the 10-year Treasury note ended the period at 4.52% compared with 4.28% at the end of July 2005.

During the period, bonds all but defied gravity. Though the Federal Reserve has raised its short-term interest rate target by two and one quarter percentage points, to 4.50% from 2.25% and two of the world’s largest issuers of corporate debt, General Motors and Ford had their credit rating downgraded to “junk” from investment grade, bond yields stayed low. The Fed’s rate increases have pushed short-term interest rates above long-term rates, a phenomenon known as a yield curve inversion, which has preceded every economic downturn in the past 40 years, with only two false alarms.

Despite the yield curve inversion the Fed has hinted after its December policy meeting that it could halt, or at least pause, in its rate-increase campaign sometime in the first part of 2006. The question for the remainder of 2006 will be dictated by the pace of economic growth and the Fed’s actions based in the direction of core consumer inflation. The Federal Reserve’s policy has been aimed at returning short-term interest rates back to a neutral range. Future actions will depend primarily on inflation evidence.

Given our concerns that the Federal Reserve would tighten throughout the period we structured the Fund defensively to help mitigate the effects of rising rates. Rather than committing a substantial portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher-coupon bonds for their favorable income. This included holding positions in higher coupon issues like Dodge City Schools, 5.75% coupon and University of Kansas Hospital, 5.50% coupon. In rising rate environments these type of issues have typically held their value better than lower coupon issues such as Wichita General Obligation 4.10% coupon.

At the close of the period, the Fund’s average maturity was approximately 8 years. However, the Fund’s duration (a measure of a fund’s sensitivity to interest rate movements) was 4 years. Another strategy of the Fund was to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly late in the fall.

The Kansas Insured Intermediate Fund A shares began the period $10.94 and ended the period at $10.88 per share for a total return of 1.39%* (without sales charge). This compares to the Lehman Brothers Municipal Seven-Year Maturity Bond Index’s return of 1.11% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 100%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team.

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2006 (Unaudited)
Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2006 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS
(Based on Total Long-Term Investments)

AAA	100%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS
(As a % of Net Assets)

HC-Health Care	25.6%
H-Housing	23.1%
S-School	20.9%
W/S-Water/Sewer	9.2%
O-Other	6.8%
G-Government	6.3%
U-Utilities	6.1%
T-Transportation	2.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 29, 2005, to January 31, 2006.

The example illustrates your fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/29/05	Ending Account Value 01/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,013.87	$3.80
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.57	$3.81

* Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/362 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.39% for the six-month period of July 29, 2005, to January 31, 2006.

January 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

For periods ending January 31, 2006

				Since Inception (November 23, 1992)
Kansas Insured Intermediate Fund	1 year	5 year	10 year
Without sales charge	0.99%	2.26%	2.94%	3.85%
With sales charge (2.75%)	(1.81%)	1.70%	2.65%	3.63%

Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	5 year	10 year	Since Inception (November 23, 1992)
	1.54%	4.70%	2.32%	5.61%

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH
Comparison of change in value of a $10,000 investment in the Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund w/o Sales Charge	Kansas Insured Intermediate Fund w/ Max Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
7/31/1995	$10,000	$9,725	$10,000
7/31/1996	$10,575	$10,284	$10,508
7/31/1997	$11,078	$10,774	$11,415
7/31/1998	$11,429	$11,115	$12,015
7/30/1999	$11,852	$11,526	$12,410
7/31/2000	$12,107	$11,775	$12,980
7/31/2001	$12,922	$12,567	$14,171
7/31/2002	$13,454	$13,084	$15,182
7/31/2003	$13,624	$13,250	$15,767
7/30/2004	$13,939	$13,556	$16,484
7/29/2005	$13,835	$13,455	$17,136
1/31/2006	$14,027	$13,641	$17,310

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND
The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining four Trustees and/or executive officers are “Interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 Main St. N. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (Aug 2000 to Sept. 2005); Faculty, Park University (Aug. 2005 to Dec 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds; Trustee, The Integrity Funds.	16	MaryCrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Suite 305 Minot, ND 58701 70	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003).	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (until March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main St. N. Minot, ND 58703 61	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main St. N. Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 Main St. N. Minot, ND 58703 31	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				NA	None
Brent M. Wheeler 1 Main St. N. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 thru October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), MF Chief Compliance Officer (Since October 2005) The Integrity Funds and Integrity Mutual Funds.

				NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

Board Approval of Investment Advisory Agreement
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s Adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature, extent and quality of the adviser’s services;
(b)	the investment performance of the fund and the adviser;
(c)	the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;
(d)	the extent to which economies of scale would be realized as the fund grows; and
(e)	whether fee levels reflect economies of scale for the benefit of fund investors.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The Portfolio Manager of the Fund has over 20 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports. The Fund’s net expense ratio of 0.75% for the Class A shares was comparable to other funds of similar objective and size. The Investment Adviser has assured through subsidization that its other funds have had consistent performance relative to comparable and competing funds.The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance: Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Kansas income taxes as is consistent with preservation of capital. As of September 30, 2005, the Fund had positive returns for the 5-year, 10-year and since inception periods.

Profitability: The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004. The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately for the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and to an extent matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

·

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (93.3%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/13	$250,000	$263,345
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/16	770,000	837,367
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/13	100,000	108,403
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/19	235,000	249,652
Johnson Cty., KS USD #232 (Desoto) MBIA	Aaa/NR	5.000	03/01/15	250,000	271,030
Johnson Cty., KS USD #232 FSA	Aaa/NR	5.000	09/01/15	100,000	107,922
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/12	250,000	273,440
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/13	375,000	404,062
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/17	100,000	103,439
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/08	375,000	386,355
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/09	375,000	386,081
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	263,008
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/01/09	325,000	330,710
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/08	450,000	459,792
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/12	845,000	923,019
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/15	305,000	328,247
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/14	605,000	616,168
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/23	445,000	448,729
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/12	485,000	498,745
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	190,000	208,327
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/14	485,000	512,752
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/14	235,000	238,962
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/15	1,000,000	1,056,210
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/11	105,000	111,291
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/12	250,000	256,955
#Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/14	405,000	412,371
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/10	375,000	382,406
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/12	465,000	472,970
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/14	325,000	353,659
#Wyandotte Cty, Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/13	500,000	527,265
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/13	250,000	275,218

TOTAL KANSAS MUNICIPAL BONDS (COST: $11,657,559)					$12,067,900

SHORT-TERM SECURITIES (3.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				427,000	$427,000
Goldman Sachs Financial Square Tax-Free Money Market				77,882	77,882
TOTAL SHORT-TERM SECURITIES (COST: $504,882)					$504,882

TOTAL INVESTMENTS IN SECURITIES (COST: $12,162,441)					$12,572,782
OTHER ASSETS LESS LIABILITIES					362,072

NET ASSETS					$12,934,854

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities in the Fund were investment grade when purchased.
The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Assets and Liabilities January 31, 2006 (Unaudited)

ASSETS
Investment in securities, at value (cost: $12,162,441)	$12,572,782
Accrued interest receivable	187,172
Accrued dividends receivable	700
Variation margin on futures	223,750
Prepaid expenses	3,680
Receivable from manager	3

Total Assets	$12,988,087

LIABILITIES
Dividends payable	$41,683
Payable to affiliates	6,141
Accrued expenses	2,231
Payable for fund shares redeemed	2,500
Disbursements in excess of demand deposit cash	678

Total Liabilities	$53,233

NET ASSETS	$12,934,854

Net assets are represented by:
Paid-in capital	$14,163,189
Accumulated undistributed net realized gain (loss) on investments and futures	(1,602,023)
Accumulated undistributed net investment income	2
Unrealized appreciation on investments	410,341
Unrealized depreciation on futures	(36,655)
Total amount representing net assets applicable to 1,189,357 outstanding shares of no par common stock (unlimited shares authorized)	$12,934,854

Net asset value per share	$10.88
Public offering price (based on sales charge of 2.75%)	$11.19

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Operations For the six months ended January 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$309,586
Dividends	4,300
Total Investment Income	$313,886

EXPENSES
Investment advisory fees	$34,264
Administrative service fees	9,050
Transfer agent fees	10,417
Accounting service fees	15,493
Custodian fees	1,518
Transfer agent out-of-pockets	456
Professional fees	3,479
Trustees fees	1,098
Reports to shareholders	871
Registration and filing fees	780
Insurance expense	114
Legal fees	288
Audit expense	3,118
Total Expenses	$80,946
Less expenses waived or absorbed by the Fund’s manager	(29,550)
Total Net Expenses	$51,396

NET INVESTMENT INCOME	$262,490

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$22,839
Futures transactions	190,350
Net change in unrealized appreciation (depreciation) of:
Investments	(161,723)
Futures	(132,169)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(80,703)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,787

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006
Statement of Changes in Net Assets
For the six months ended January 31, 2006, and the year ended July 29, 2005

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$262,490	$599,720
Net realized gain (loss) on investment and futures transactions	213,189	(899,793)
Net change in unrealized appreciation (depreciation) on investments and futures	(293,892)	180,986
Net Increase (Decrease) in Net Assets Resulting From Operations	$181,787	$(119,087)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.21 and $.42 per share, respectively)	$(262,489)	$(599,718)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(262,489)	$(599,718)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$260,351	$1,323,793
Proceeds from reinvested dividends	157,586	352,495
Cost of shares redeemed	(1,882,286)	(3,460,076)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,464,349)	$(1,783,788)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,545,051)	$(2,502,593)

NET ASSETS, BEGINNING OF PERIOD	14,479,905	16,982,498

NET ASSETS, END OF PERIOD	$12,934,854	$14,479,905
Undistributed Net Investment Income	$2	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2006 (Unaudited)

Note 1. ORGANIZATION
Business operations - Kansas Insured Intermediate Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 29, 2005, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 29, 2005	July 30, 2004
Tax-exempt Income	$599,718	$653,863
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$599,718	$653,863

As of July 29, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,719,699)	$572,064	($1,147,635)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 29, 2005, totaling $1,517,469, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2006	$125,539
2007	$27,107
2008	$49,698
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 29, 2005, the Fund made $411,602 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 29, 2005, the Fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $202,230.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2006, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2006	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2006	40	$223,750	($36,655)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS
As of January 31, 2006, there were unlimited shares of no par authorized; 1,189,357 and 1,323,367 shares were outstanding at January 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

Shares

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

Shares sold	23,822	117,576
Shares issued on reinvestment of dividends	14,437	31,410
Shares redeemed	(172,269)	(309,665)
Net increase (decrease)	(134,010)	(160,679)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $4,718 of investment advisory fees after partial waiver for the six months ended January 31, 2006. The Fund has a payable to Integrity Money Management of $4 at January 31, 2006, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 0.75% of the Fund’s average daily net assets on an annual basis. The investment adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.75% for the six months ended January 31, 2006.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $10,417 of transfer agency fees and expenses for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $1,652 at January 31, 2006 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $15,493 of accounting service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $2,539 at January 31, 2006, for accounting service fees. Integrity Fund Services also acts as administrator for the Fund. The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $9,050 of administrative service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $1,500 at January 31, 2006, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $107,380 and $1,791,387, respectively, for the six months ended January 31, 2006.

Note 6. INVESTMENT IN SECURITIES
At January 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $12,162,441. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $410,341, which is comprised of $413,777 aggregate gross unrealized appreciation and $3,436 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights
Selected per share data and ratios for the period indicated

		For The Six Months Ended January 31, 2006 (Unaudited)		For The Year Ended July 29, 2005		For The Year Ended July 30, 2004		For The Year Ended July 31, 2003		For The Year Ended July 31, 2002		For The Year Ended July 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD		$10.94		$11.44		$11.60		$11.91		$11.93		$11.69

Income from Investment Operations:
Net investment income	$	..21	$	..42	$	..43	$	..46	$	..50	$	..53
Net realized and unrealized gain (loss) on investment and futures transactions		(.06)		(.50)		(.16)		(.31)		(.02)		..24
Total Income (Loss) From Investment Operations	$	..15		$(.08)	$	..27	$	..15	$	..48	$	..77

Less Distributions:
Dividends from net investment income		$(.21)		$(.42)		$(.43)		$(.46)		$(.50)		$(.53)
Distributions from net capital gains		..00		..00		..00		..00		..00		..00
Total Distributions		$(.21)		$(.42)		$(.43)		$(.46)		$(.50)		$(.53)

NET ASSET VALUE, END OF PERIOD		$10.88		$10.94		$11.44		$11.60		$11.91		$11.93

Total Return		2.76%(A)(C)		(0.75%)(A)		2.31%(A)		1.26%(A)		4.12%(A)		6.73%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$12,935		$14,480		$16,982		$18,477		$18,633		$18,728
Ratio of net expenses (after expense assumption) to average net assets		0.75%(B)(C)		0.75%(B)		0.75%(B)		0.75%(B)		0.75%(B)		0.75%(B)
Ratio of net investment income to average net assets		3.83%(C)		3.71%		3.67%		3.89%		4.20%		4.49%
Portfolio turnover rate		0.83%		1.81%		4.39%		26.23%		9.04%		18.49%

(A) Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $29,550, $57,567, $58,289, $36,281, $30,501, and $31,627, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.18%, 1.10%, 1.08%, 0.94%, 0.91%, and 0.92%, respectively.
(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Maine Municipal Fund (the “Fund”) for the period ended January 31, 2006. The Fund’s portfolio and related financial statements are presented within for your review.

As we close the period, interest rates surprised many of the financial experts who predicted investors would get fed up with low long-term interest rates and sell bonds, which would push yields higher. In the face of rising rates by the Federal Reserve, higher energy prices, natural disasters and ongoing conflicts in the Middle East, the yield on the 10-year Treasury note ended the period at 4.52% compared with 4.28% at the end of July 2005.

During the period, bonds all but defied gravity. Though the Federal Reserve has raised its short-term interest rate target by two and one quarter percentage points, to 4.50% from 2.25% and two of the world’s largest issuers of corporate debt, General Motors and Ford had their credit rating downgraded to “junk” from investment grade, bond yields stayed low. The Fed’s rate increases have pushed short-term interest rates above long-term rates, a phenomenon known as a yield curve inversion, which has preceded every economic downturn in the past 40 years, with only two false alarms.

Despite the yield curve inversion the Fed has hinted after its December policy meeting that it could halt, or at least pause, in its rate-increase campaign sometime in the first part of 2006. The question for the remainder of 2006 will be dictated by the pace of economic growth and the Fed’s actions based in the direction of core consumer inflation. The Federal Reserve’s policy has been aimed at returning short-term interest rates back to a neutral range. Future actions will depend primarily on inflation evidence.

Given our concerns that the Federal Reserve would tighten throughout the period we structured the Fund defensively to help mitigate the effects of rising rates. Rather than committing a substantial portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher-coupon bonds for their favorable income. This included holding positions in higher coupon issues like Maine Turnpike, 5.75% coupon, Lewiston General Obligation, 5.00% coupon and Portland General Obligation, 5.30% coupon. In rising rate environments these type of issues have typically held their value better than lower coupon issues such as Gorham General Obligation, 4.20% coupon, Scarborough General Obligation, 4.40% coupon and University of Maine, 4.25% coupon.

At the close of the period, the Fund’s average maturity was approximately 13 years. However, the Fund’s duration (a measure of a fund’s sensitivity to interest rate movements) was 5 years. Another strategy of the Fund was to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly late in the fall.

The Maine Municipal Fund A shares began the period at $10.45 and ended the period at $10.35 per share for a total return of 0.69%* (without sales charge). This compares to the Lehman Brothers Municipal Bond Index’s return of 1.33% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 79.9%, AA 18.8%, A 0.8% and BBB 0.5%.

Income exempt from federal and Maine state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2006 (Unaudited)
Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2006 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS
(Based on Total Long-Term Investments)

AAA	79.9%
AA	18.8%
A	0.8%
BBB	0.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS
(As a % of Net Assets)

T-Transportation	30.0%
G-Government	19.1%
I-Industrial	17.8%
O-Other	8.5%
HC-Health Care	8.1%
S-School	7.4%
U-Utilities	6.1%
W/S-Water/Sewer	3.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 29, 2005 to January 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/29/05	Ending Account Value 01/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,006.94	$5.05
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.31	$5.08

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/362 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 0.69% for the six-month period of July 29, 2005, to January 31, 2006.

January 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2006
				Since Inception (December 5, 1991)
Maine Municipal Fund	1 year	5 year	10 year
Without sales charge	0.24%	2.78%	3.81%	4.95%
With sales charge (4.25%)	(3.99%)	1.88%	3.36%	4.63%

				Since Inception (December 5, 1991)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	2.85%	5.44%	5.66%	6.47%

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH
Comparison of change in value of a $10,000 investment in the Maine Municipal Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund w/o Sales Charge	Maine Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1995	$10,000	$9,578	$10,000
7/31/1996	10,526	10,082	$10,660
7/31/1997	11,366	10,887	$11,754
7/31/1998	11,916	11,414	$12,458
7/30/1999	12,235	11,719	$12,817
7/31/2000	12,701	12,166	$13,370
7/31/2001	13,709	13,131	$14,719
7/31/2002	14,417	13,810	$15,706
7/31/2003	14,739	14,118	$16,271
7/30/2004	15,321	14,675	$17,212
7/29/2005	15,208	14,567	$18,307
1/31/2006	15,313	14,668	$18,551

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND
The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining four Trustees and/or executive officers are “Interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 Main St. N. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (Aug 2000 to Sept. 2005); Faculty, Park University (Aug. 2005 to Dec 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds; Trustee, The Integrity Funds.	16	MaryCrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Suite 305 Minot, ND 58701 70	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003).	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (until March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main St. N. Minot, ND 58703 61	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main St. N. Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 Main St. N. Minot, ND 58703 31	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				NA	None
Brent M. Wheeler 1 Main St. N. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 thru October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), MF Chief Compliance Officer (Since October 2005) The Integrity Funds and Integrity Mutual Funds.

				NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

Board Approval of Investment Advisory Agreement
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s Adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature, extent and quality of the adviser’s services;
(b)	the investment performance of the fund and the adviser;
(c)	the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;
(d)	the extent to which economies of scale would be realized as the fund grows; and
(e)	whether fee levels reflect economies of scale for the benefit of fund investors.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The Portfolio Manager of the Fund has over 20 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports. The Fund’s net expense ratio of 1.00% for the Class A shares was comparable to other funds of similar objective and size. The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds. The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance: Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Maine income taxes as is consistent with preservation of capital. As of September 30, 2005, the Fund had positive annualized returns for the 5-year, 10-year and since inception periods.

Profitability: The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004. The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and to an extent matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

·

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (68.0%)
Bangor, ME	Aa-3/AA-	3.750%	04/01/06	$100,000	$100,491
Bar Harbor, ME	A-1/AA-	6.450	06/01/09	75,000	82,486
Bath, ME	A/A+	7.400	12/01/06	15,000	15,579
Bath, ME	A/A+	7.450	12/01/07	30,000	32,160
Bath, ME	A/A+	7.500	12/01/08	20,000	22,308
Bath, ME MBIA	Aaa/AAA	5.625	03/01/09	25,000	25,562
Bucksport, ME	NR/A-	7.150	04/01/07	25,000	26,009
Ellsworth, ME	A/NR	7.200	07/01/08	25,000	27,190
Freeport, ME	Aa-3/AA	7.250	09/01/10	20,000	23,137
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/22	155,000	155,178
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/23	155,000	156,304
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/24	155,000	156,544
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/14	100,000	102,511
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/14	75,000	80,387
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/21	500,000	519,625
Kittery, ME	A/AA	5.200	01/01/09	25,000	25,933
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/22	500,000	525,910
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/24	250,000	264,155
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/07	250,000	259,770
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/16	250,000	271,343
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/11	25,000	25,746
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/10	550,000	572,182
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/07	175,000	177,228
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur) FSA	Aaa/AAA	5.550	07/01/08	150,000	150,375
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/13	195,000	221,112
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	11/15/13	35,000	35,000
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/07	130,000	131,625
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/14	5,000	5,012
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/25	340,000	357,167
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/08	25,000	25,695
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/06	260,000	263,419
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/16	1,000,000	1,094,210
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/24	100,000	104,406
Maine State (Highway)	Aa-3/AA-	5.000	06/15/11	200,000	213,898
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/10	100,000	103,088
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/12	100,000	104,201
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/10	75,000	79,640
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/28	750,000	828,893
Portland, ME	Aa-1/AA	5.000	09/01/13	60,000	64,360
#Portland, ME	Aa-1/AA	5.300	06/01/13	790,000	810,998
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/32	750,000	769,065
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/30	250,000	243,902
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/31	250,000	242,298
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/32	480,000	464,198
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/13	1,465,000	1,468,663
South Portland, ME	Aa-1/NR	5.800	09/01/08	150,000	159,717
South Portland, ME	Aa-1/NR	5.800	09/01/11	40,000	44,783
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/07	50,000	50,662
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/25	450,000	436,410
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/07	240,000	244,454
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/20	180,000	182,021
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/14	415,000	419,096
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/07	130,000	132,898
Winthrop, ME	A-3/NR	5.300	08/01/06	25,000	25,460
Winthrop, ME	A-3/NR	5.400	08/01/07	25,000	25,749
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/09	250,000	266,593
Yarmouth, ME	Aa-3/AA-	5.000	11/15/19	500,000	533,200
York, ME G.O.	NR/AA	4.000	09/01/10	75,000	77,105
TOTAL MAINE MUNICIPAL BONDS					$14,027,111

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	10,974
TOTAL GUAM MUNICIPAL BONDS					$10,974

PUERTO RICO MUNICIPAL BONDS (19.7%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/36	750,000	837,383
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/18	1,960,000	2,215,466
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/15	1,000,000	1,015,000
TOTAL PUERTO RICO MUNICIPAL BONDS					$4,067,849

VIRGIN ISLANDS MUNICIPAL BONDS (5.2%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/07	35,000	35,356
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/21	1,000,000	1,044,620
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$1,079,976

TOTAL MUNICIPAL BONDS (COST: $18,572,543)					$19,185,910

SHORT-TERM SECURITIES (4.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				691,000	$691,000
Goldman Sachs Financial Square Tax-Free Money Market				216,200	216,200
TOTAL SHORT-TERM SECURITIES (COST: $907,200)					$907,200

TOTAL INVESTMENTS IN SECURITIES (COST: $19,479,743)					$20,093,110
OTHER ASSETS LESS LIABILITIES					527,057

NET ASSETS					$20,620,167

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Assets and Liabilities January 31, 2006 (Unaudited)

ASSETS
Investment in securities, at value (cost: $19,479,743)	$20,093,110
Accrued interest receivable	193,428
Accrued dividends receivable	1,146
Variation margin on futures	413,875
Prepaid expenses	3,335

Total Assets	$20,704,894

LIABILITIES
Disbursements in excess of demand deposit cash	$165
Dividends payable	59,177
Payable to affiliates	15,912
Accrued expenses	9,473

Total Liabilities	$84,727

NET ASSETS	$20,620,167

Net assets are represented by:
Paid-in capital	$21,170,192
Accumulated undistributed net realized gain (loss) on investments and futures	(1,095,928)
Accumulated undistributed net investment income	11,344
Unrealized appreciation on investments	613,367
Unrealized depreciation of futures	(78,808)
Total amount representing net assets applicable to 1,991,579 outstanding shares of no par common stock (unlimited shares authorized)	$20,620,167

Net asset value per share	$10.35

Public offering price (based on sales charge of 4.25%)	$10.81

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended January 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$488,484
Dividends	10,989
Total Investment Income	$499,473

EXPENSES
Investment advisory fees	$58,002
Distribution (12b-1) fees	29,001
Administrative service fees	11,600
Transfer agent fees	16,589
Transfer agent out-of-pockets	474
Accounting service fees	17,867
Reports to shareholders	969
Custodian fees	1,875
Professional fees	6,678
Trustees fees	1,338
Registration and filing fees	911
Insurance expense	436
Legal fees	271
Audit fees	2,568
Total Expenses	$148,579
Less expenses waived or absorbed by the Fund’s manager	(32,575)
Total Net Expenses	$116,004

NET INVESTMENT INCOME	$383,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(22,928)
Futures transactions	289,807
Net change in unrealized appreciation (depreciation) of:
Investments	(192,587)
Futures	(295,705)
Net Realized and Unrealized Gain (Loss) On Investments and Futures	$(221,413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,056

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006
Statement of Changes in Net Assets
For the six months ended January 31, 2006, and the year ended July 29, 2005

	For The Six Months Ended January 31, 2006 (Unaudited)	For the Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$383,469	$937,213
Net realized gain (loss) on investment and futures transactions	266,879	(1,778,890)
Net change in unrealized appreciation (depreciation) on investments and futures	(488,292)	648,836
Net Increase (Decrease) in Net Assets Resulting From Operations	$162,056	$(192,841)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.17 and $.35 per share, respectively)	$(380,634)	$(931,874)
Distributions from net realized gain on investment and futures transactions ($.00 and $.22 per share, respectively)	0	(603,548)
Total Dividends and Distributions	$(380,634)	$(1,535,422)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$512,521	$1,802,597
Proceeds from reinvested dividends	212,674	891,500
Cost of shares redeemed	(4,861,682)	(7,673,523)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,136,487)	$(4,979,426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,355,065)	$(6,707,689)

NET ASSETS, BEGINNING OF PERIOD	24,975,232	31,682,921

NET ASSETS, END OF PERIOD	$20,620,167	$24,975,232
Undistributed Net Investment Income	$11,344	$8,509

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2006 (Unaudited)

Note 1. ORGANIZATION
Business operations - The Maine Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Maine Municipal Fund became a series of Integrity Managed Portfolios. Prior to this the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund. The Maine TaxSaver Bond Fund commenced operations on December 5, 1991. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	July 29, 2005	July 30, 2004
Tax-exempt Income	$931,874	$373,109
Ordinary Income	166,154	0
Long-term Capital Gains	437,394	0
Total	$1,535,422	$373,109

As of July 29, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,145,912)	$814,463	($331,448)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 29, 2005, totaling $753,178 which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$753,178

For the year ended July 29, 2005, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 29, 2005, the Fund deferred to August 1, 2005, post October capital losses, post October currency losses and post October passive foreign investment company losses of $392,734.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2006, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2006	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2006	86	$413,875	($78,808)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS
As of January 31, 2006, there were unlimited shares of no par authorized; 1,991,579 and 2,390,215 shares were outstanding at January 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

Shares sold	49,456	164,667
Shares issued on reinvestment of dividends	20,451	82,708
Shares redeemed	(468,543)	(712,403)
Net increase (decrease)	(398,636)	(465,028)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $25,427 of investment advisory fees after partial waiver for the six months ended January 31, 2006. The Fund has a payable to Integrity Money Management of $3,197 at January 31, 2006, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.00% for the six months ended January 31, 2006.

Principal Underwriter and Shareholder Services
Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $29,001 of distribution fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Funds Distributor of $4,294 at January 31, 2006, for distribution fees.

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses. An additional fee with a minimum $500 per month is charged for each additional share class. The Fund has recognized $16,589 of transfer agency fees and expenses for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $2,483 at January 31, 2006, for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $17,867 of accounting service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $2,859 at January 31, 2006, for accounting service fees. Integrity Fund Services also acts as administrator for the Fund. The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $11,600 of administrative service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $1,718 at January 31, 2006, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $0 and $3,515,332, respectively, for the six months ended January 31, 2006.

Note 6. INVESTMENT IN SECURITIES
At January 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $19,479,743. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $613,367, which is comprised of $707,258 aggregate gross unrealized appreciation and $93,891 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights
Selected per share data and ratios for the period indicated

		For The Six Months Ended January 31, 2006 (Unaudited)		For the Year Ended July 29, 2005		For The Four Month Period Ended July 30, 2004		For The Year Ended March 31, 2004		For The Year Ended March 31, 2003		For The Year Ended March 31, 2002		For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD		$10.45		$11.10		$11.19		$11.35		$10.97		$11.06		$10.62

Income from Investment Operations:
Net investment income	$	..17	$	..35	$	..13	$	..39	$	..39	$	..42	$	..46
Net realized and unrealized gain (loss) on investment and futures transactions		(.10)		(.43)		(.09)		(.10)		..38		(.09)		..44
Total Income (Loss) From Investment Operations	$	..07		$(.08)	$	..04	$	..29	$	..77	$	..33	$	..90

Less Distributions:
Dividends from net investment income		$(.17)		$(.35)		$(.13)		$(.39)		$(.39)		$(.42)		$(.46)
Distributions from net capital gains		..00		(.22)		..00		(.06)		..00		..00		..00
Total Distributions		$(.17)		$(.57)		$(.13)		$(.45)		$(.39)		$(.42)		$(.46)

NET ASSET VALUE, END OF PERIOD		$10.35		$10.45		$11.10		$11.19		$11.35		$10.97		$11.06

Total Return		1.38%(A)(C)		(0.74%)(A)		1.23%(A)(C)		2.56%(A)		7.16%(A)		3.06%(A)		8.69%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$20,620		$24,975		$31,683		$33,270		$37,847		$38,033		$33,422
Ratio of net expenses (after expense assumption) to average net assets		1.00%(B)(C)		0.97%(B)		0.95%(B)(C)		0.95%(B)		0.95%(B)		0.95%(B)		0.84%(B)
Ratio of net investment income to average net assets		3.28%(C)		3.24%		3.49%(C)		3.44%		3.49%		3.82%		4.28%
Portfolio turnover rate		0.00%		4.87%		1.92%		34.40%		26.00%		13.00%		19.00%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods since March 31, 2004, Integrity Mutual Funds, Inc. assumed/waived expenses of $32,575, $86,089 and $29,051. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.28%, 1.27% and 1.22%. For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $22,736. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $104,969 (2003), $133,718 (2002), and $169,656 (2001). If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.22%, 1.32%, and 1.37%, respectively.
(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Nebraska Municipal Fund (the “Fund”) for the period ended January 31, 2006. The Fund’s portfolio and related financial statements are presented within for your review.

As we close the period, interest rates surprised many of the financial experts who predicted investors would get fed up with low long-term interest rates and sell bonds, which would push yields higher. In the face of rising rates by the Federal Reserve, higher energy prices, natural disasters and ongoing conflicts in the Middle East, the yield on the 10-year Treasury note ended the period at 4.52% compared with 4.28% at the end of July 2005.

During the period, bonds all but defied gravity. Though the Federal Reserve has raised its short-term interest rate target by two and one quarter percentage points, to 4.50% from 2.25% and two of the world’s largest issuers of corporate debt, General Motors and Ford had their credit rating downgraded to “junk” from investment grade, bond yields stayed low. The Fed’s rate increases have pushed short-term interest rates above long-term rates, a phenomenon known as a yield curve inversion, which has preceded every economic downturn in the past 40 years, with only two false alarms.

Despite the yield curve inversion the Fed has hinted after its December policy meeting that it could halt, or at least pause, in its rate-increase campaign sometime in the first part of 2006. The question for the remainder of 2006 will be dictated by the pace of economic growth and the Fed’s actions based in the direction of core consumer inflation. The Federal Reserve’s policy has been aimed at returning short-term interest rates back to a neutral range. Future actions will depend primarily on inflation evidence.

Given our concerns that the Federal Reserve would tighten throughout the period we structured the Fund defensively to help mitigate the effects of rising rates. Rather than committing a substantial portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher-coupon bonds for their favorable income. This included holding positions in higher coupon issues like Fremont Public Schools, 5.50% coupon, Omaha Public Power, 6.20% coupon and Omaha Riverfront Project, 5.50% coupon. In rising rate environments these type of issues have typically held their value better than lower coupon issues such as Omaha Public Building, 4.00% coupon and Dawson County Schools, 4.50% coupon.

At the close of the period, the Fund’s average maturity was approximately 16 years. However, the Fund’s duration (a measure of a fund’s sensitivity to interest rate movements) was 4 years. Another strategy of the Fund was to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly late in the fall.

The Nebraska Municipal Fund A shares began the period $10.11 and ended the period at $10.10 per share for a total return of 1.88%* (without sales charge). This compares to the Lehman Brothers Municipal Bond Index’s return of 1.33% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 58.9%, AA 31.2%, A 2.3%, BBB 2.4% and NR 5.2%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2006 (Unaudited)
Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond “matures”, the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA”, “AA”, “A” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2006 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS
(Based on Total Long-Term Investments)

AAA	58.9%
AA	31.2%
A	2.3%
BBB	2.4%
NR	5.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS
(As a % of Net Assets)

S-School	28.9%
HC-Health Care	20.2%
O-Other	14.9%
U-Utilities	11.1%
I-Industrial	8.1%
H-Housing	7.0%
T-Transportation	5.7%
W/S-Water/Sewer	4.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 29, 2005, to January 31, 2006.

The example illustrates your fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/29/05	Ending Account Value 01/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,018.78	$5.07
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.31	$5.08

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/362 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.88% for the six-month period of July 29, 2005, to January 31, 2006.

January 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2006
				Since Inception (November 17, 1993)
Nebraska Municipal Fund	1 year	5 year	10 year
Without sales charge	1.94%	2.43%	3.53%	3.78%
With sales charge (4.25%)	(2.41%)	1.55%	3.08%	3.41%

				Since Inception (November 17, 1993)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	2.85%	5.44%	5.66%	5.75%

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

January 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH
Comparison of change in value of a $10,000 investment in the Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund w/o Sales Charge	Nebraska Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1995	$10,000	$ 9,575	$10,000
7/31/1996	$10,573	$10,120	$10,660
7/31/1997	$11,373	$10,886	$11,754
7/31/1998	$11,823	$11,317	$12,458
7/30/1999	$12,248	$11,749	$12,817
7/31/2000	$12,555	$12,017	$13,370
7/31/2001	$13,813	$13,221	$14,719
7/31/2002	$14,374	$13,758	$15,706
7/31/2003	$14,258	$13,648	$16,271
7/30/2004	$14,769	$14,137	$17,212
7/29/2005	$14,742	$14,111	$18,307
1/31/2006	$15,019	$14,376	$18,551

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND
The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining four Trustees and/or executive officers are “Interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 Main St. N. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (Aug 2000 to Sept. 2005); Faculty, Park University (Aug. 2005 to Dec 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds; Trustee, The Integrity Funds.	16	MaryCrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Suite 305 Minot, ND 58701 70	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003).	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (until March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main St. N. Minot, ND 58703 61	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main St. N. Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 Main St. N. Minot, ND 58703 31	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				NA	None
Brent M. Wheeler 1 Main St. N. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 thru October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), MF Chief Compliance Officer (Since October 2005) The Integrity Funds and Integrity Mutual Funds.

				NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

Board Approval of Investment Advisory Agreement
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s Adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “Interested Persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature, extent and quality of the adviser’s services;
(b)	the investment performance of the fund and the adviser;
(c)	the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;
(d)	the extent to which economies of scale would be realized as the fund grows; and
(e)	whether fee levels reflect economies of scale for the benefit of fund investors.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The Portfolio Manager of the Fund has over 20 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports. The Fund’s net expense ratio of 1.00% for the Class A shares was comparable to other funds of similar objective and size. The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds. The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance: Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Nebraska income taxes as is consistent with preservation of capital. As of September 30, 2005, the Fund had positive annualized returns for the year to date, 1-year, 5-year, 10-year and since inception periods.

Profitability: The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004. The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and to an extent matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

·

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (91.2%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/18	$250,000	$257,070
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	05/01/12	100,000	106,741
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	05/01/30	250,000	271,768
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/25	405,000	403,923
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/26	500,000	512,585
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	02/01/22	700,000	700,000
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/20	1,000,000	1,089,290
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/21	340,000	347,776
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	45,000	45,825
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	230,000	234,216
Douglas Cty., NE G.O.	Aa/AA+	4.750	12/01/25	250,000	255,595
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/21	250,000	260,345
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/16	250,000	263,782
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/22	150,000	152,619
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/20	750,000	751,875
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/17	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/18	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/19	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/23	500,000	501,250
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/21	500,000	524,040
Hall Cnty, NE Sch Dist #2 Grand Island FSA	Aaa/AAA	5.000	12/15/23	500,000	529,985
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/21	100,000	100,855
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/25	250,000	258,292
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/19	1,400,000	1,449,140
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AA+	5.250	01/15/21	500,000	533,920
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AA+	5.250	01/15/22	500,000	536,465
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/20	225,000	231,313
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/21	1,000,000	1,049,130
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/22	575,000	604,773
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/18	475,000	496,684
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/23	850,000	889,550
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/18	250,000	258,418
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/27	1,000,000	1,060,460
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/28	100,000	100,725
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/13	235,000	242,920
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/18	400,000	412,196
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/18	800,000	824,672
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/14	1,035,000	1,044,491
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/17	200,000	206,406
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/17	410,000	434,694
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/27	1,000,000	1,046,920
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/17	400,000	415,012
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/22	750,000	801,780
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/07	165,000	167,110
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/28	495,000	508,474
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	06/01/17	395,000	403,974
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	06/01/29	500,000	517,260
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.600	09/01/20	5,000	5,000
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/28	325,000	331,217
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/18	35,000	35,244
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/26	30,000	30,425
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/17	80,000	81,526
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/21	85,000	86,694
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/28	35,000	35,889
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.300	09/01/30	15,000	15,000
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/29	1,000,000	1,085,100
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/25	250,000	257,990
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/22	500,000	534,885
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/15	330,000	371,494
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/17	650,000	755,463
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/22	250,000	263,835
Omaha-Douglas Public Building Commission	Aa/AA+	4.000	05/01/20	1,000,000	954,840
Platte County, NE G.O. FSA	Aaa/AAA	4.750	12/15/14	500,000	506,570
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/22	200,000	205,336
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.	NR/NR	6.000	10/01/17	240,000	240,600
Saunders Cty, NE G.O. FSA	NR/AAA	5.000	11/01/30	250,000	254,108
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/32	250,000	259,088

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,809,149)					$28,859,623

SHORT-TERM SECURITIES (6.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,084,000	$1,084,000
Goldman Sachs Financial Square Tax-Free Money Market				843,378	843,378
TOTAL SHORT-TERM SECURITIES (COST: $1,927,378)					$1,927,378

TOTAL INVESTMENTS IN SECURITIES (COST: $29,736,527)					$30,787,001
OTHER ASSETS LESS LIABILITIES					823,403

NET ASSETS					$31,610,404

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Assets and Liabilities January 31, 2006 (Unaudited)

ASSETS
Investment in securities, at value (cost: $29,736,527)	$30,787,001
Accrued interest receivable	393,749
Receivable for fund shares sold	62,283
Accrued dividends receivable	4,701
Variation margin on futures	537,000
Prepaid expenses	4,515

Total Assets	$31,789,249

LIABILITIES
Dividends payable	$102,842
Payable to affiliates	23,421
Accrued expenses	3,332
Payable for fund shares redeemed	47,833
Disbursements in excess of demand deposit cash	1,417

Total Liabilities	$178,845

NET ASSETS	$31,610,404

Net assets are represented by:
Paid-in capital	$34,354,798
Accumulated undistributed net realized gain (loss) on investments and futures	(3,733,789)
Accumulated undistributed net investment income	26,893
Unrealized appreciation on investments	1,050,474
Unrealized depreciation on futures	(87,972)
Total amount representing net assets applicable to 3,130,844 outstanding shares of no par common stock (unlimited shares authorized)	$31,610,404

Net asset value per share	$10.10
Public offering price (based on sales charge of 4.25%)	$10.55

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended January 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$768,844
Dividends	25,098
Total Investment Income	$793,942

EXPENSES
Investment advisory fees	$80,806
Distribution (12b-1) fees	40,403
Administrative service fees	16,161
Transfer agent fees	21,799
Accounting service fees	20,147
Transfer agent out-of-pockets	1,211
Reports to shareholders	1,728
Custodian fees	3,233
Professional fees	5,186
Trustees fees	1,560
Registration and filing fees	1,225
Insurance expense	525
Legal fees	1,002
Audit fees	3,265
Total Expenses	$198,251
Less expenses waived or absorbed by the Fund’s manager	(36,640)
Total Net Expenses	$161,611

NET INVESTMENT INCOME	$632,331

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$37,024
Futures transactions	429,877
Net change in unrealized appreciation (depreciation) of:
Investments	(301,750)
Futures	(207,824)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(42,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$589,658

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006
Statement of Changes in Net Assets
For the six months ended January 31, 2006, and the year ended July 29, 2005

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$632,331	$1,386,203
Net realized gain (loss) on investment and futures transactions	466,901	(1,642,888)
Net change in unrealized appreciation (depreciation) on investments and futures	(509,574)	188,034
Net Increase (Decrease) in Net Assets Resulting From Operations	$589,658	$(68,651)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.42 per share, respectively)	$(630,337)	$(1,382,244)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(630,337)	$(1,382,244)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,034,194	$2,743,184
Proceeds from reinvested dividends	425,268	925,582
Cost of shares redeemed	(2,296,188)	(4,411,711)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(836,726)	$(742,945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(877,405)	$(2,193,840)

NET ASSETS, BEGINNING OF PERIOD	32,487,809	34,681,649

NET ASSETS, END OF PERIOD	$31,610,404	$32,487,809
Undistributed Net Investment Income	$26,893	$24,899

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2006 (Unaudited)

Note 1. ORGANIZATION
Business operations - The Nebraska Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. IntegrityManaged Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 29, 2005, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 29, 2005	July 30, 2004
Tax-exempt Income	$1,382,244	$1,519,666
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,382,244	$1,519,666

As of July 29, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($4,080,839)	$1,377,122	($2,703,717)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 29, 2005, totaling $3,751,103, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2006	$383,905
2007	$0
2008	$199,861
2009	$158,911
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 29, 2005, the Fund made $616,730 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 29, 2005, the Fund deferred to August 1, 2005, post October capital losses, post October currency losses and post October passive foreign investment company losses of $329,736.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2006, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2006	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2006	96	$537,000	($87,972)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS
As of January 31, 2006, there were unlimited shares of no par authorized; 3,130,844 and 3,213,649 shares were outstanding at January 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005
Shares sold	102,275	265,240
Shares issued on reinvestment of dividends	42,070	89,771
Shares redeemed	(227,150)	(429,088)
Net increase (decrease)	(82,805)	(74,077)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $44,166 of investment advisory fees after partial waiver for the six months ended January 31, 2006. The Fund has a payable to Integrity Money Management of $6,764 at January 31, 2006, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory contract, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required by the advisory or other agreements from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.00% for the six months ended January 31, 2006.

Principal Underwriter and Shareholder Services
Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $40,403 of distribution fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Funds Distributor of $6,610 at January 31, 2006, for distribution fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $21,799 of transfer agency fees and expenses for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $3,575 at January 31, 2006 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $20,147 of accounting service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $3,322 at January 31, 2006, for accounting service fees. Integrity Fund Services also acts as administrator for the Fund. The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $16,161 of administrative service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $2,644 at January 31, 2006, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,270,933 and $4,121,200, respectively, for the six months ended January 31, 2006.

Note 6. INVESTMENT IN SECURITIES
At January 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $29,736,527. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $1,050,474, which is comprised of $1,080,841 aggregate gross unrealized appreciation and $30,367 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights
Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$10.11	$10.55	$10.62	$11.17	$11.23	$10.71

Income from Investment Operations:
Net investment income	$.20	$.42	$.45	$.47	$.51	$.53
Net realized and unrealized gain (loss) on investment and futures transactions	(.01)	(.44)	(.07)	(.55)	(.06)	.52
Total Income (Loss) From Investment Operations	$.19	$(.02)	$.38	$(.08)	$.45	$1.05

Less Distributions:
Dividends from net investment income	$(.20)	$(.42)	$(.45)	$(.47)	$(.51)	$(.53)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.20)	$(.42)	$(.45)	$(.47)	$(.51)	$(.53)

NET ASSET VALUE, END OF PERIOD	$10.10	$10.11	$10.55	$10.62	$11.17	$11.23

Total Return	3.73%(A)(C)	(0.18)%(A)	3.59%(A)	(0.81)%(A)	4.06%(A)	10.02%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$31,610	$32,488	$34,682	$36,718	$37,273	$38,558
Ratio of net expenses (after expense assumption) to average net assets	1.00%(B)(C)	0.98%(B)	0.95%(B)	0.92%(B)	0.82%(B)	0.78%(B)
Ratio of net investment income to average net assets	3.91%(C)	4.07%	4.18%	4.24%	4.52%	4.82%
Portfolio turnover rate	7.64%	4.36%	8.95%	9.48%	13.08%	16.89%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $36,640, $84,449, $93,640, $62,679, $99,292, and $113,493, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.23%, 1.22%, 1.21%, 1.08%, 1.08%, and 1.08%, respectively.
(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the New Hampshire Municipal Fund (the “Fund”) for the period ended January 31, 2006. The Fund’s portfolio and related financial statements are presented within for your review.

As we close the period, interest rates surprised many of the financial experts who predicted investors would get fed up with low long-term interest rates and sell bonds, which would push yields higher. In the face of rising rates by the Federal Reserve, higher energy prices, natural disasters and ongoing conflicts in the Middle East, the yield on the 10-year Treasury note ended the period at 4.52% compared with 4.28% at the end of July 2005.

During the period, bonds all but defied gravity. Though the Federal Reserve has raised its short-term interest rate target by two and one quarter percentage points, to 4.50% from 2.25% and two of the world’s largest issuers of corporate debt, General Motors and Ford had their credit rating downgraded to “junk” from investment grade, bond yields stayed low. The Fed’s rate increases have pushed short-term interest rates above long-term rates, a phenomenon known as a yield curve inversion, which has preceded every economic downturn in the past 40 years, with only two false alarms.

Despite the yield curve inversion the Fed has hinted after its December policy meeting that it could halt, or at least pause, in its rate-increase campaign sometime in the first part of 2006. The question for the remainder of 2006 will be dictated by the pace of economic growth and the Fed’s actions based in the direction of core consumer inflation. The Federal Reserve’s policy has been aimed at returning short-term interest rates back to a neutral range. Future actions will depend primarily on inflation evidence.

Given our concerns that the Federal Reserve would tighten throughout the period we structured the Fund defensively to help mitigate the effects of rising rates. Rather than committing a substantial portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher-coupon bonds for their favorable income. This included holding positions in higher coupon issues like Dartmouth College, 5.70% coupon, New Hampshire Turnpike, 6.75% coupon and Manchester Schools, 5.25% coupon. In rising rate environments these type of issues have typically held their value better than lower coupon issues such as Hampton General Obligation, 4.00% coupon and Hillsborough General Obligation, 4.00% coupon.

At the close of the period, the Fund’s average maturity was approximately 9 years. However, the Fund’s duration (a measure of a fund’s sensitivity to interest rate movements) was 4 years. Another strategy of the Fund was to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly late in the fall.

The New Hampshire Municipal Fund A shares began the period $10.20 and ended the period at $10.16 per share for a total return of 1.24%* (without sales charge). This compares to the Lehman Brothers Municipal Bond Index’s return of 1.33% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, federally tax-exempt issues. Credit quality for the period was AAA 71.1%, AA 19.5%, A 9.4%.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2006 (Unaudited)
Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2006 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS
(Based on Total Long-Term Investments)

AAA	71.1%
AA	19.5%
A	9.4%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS
(As a % of Net Assets)

T-Transportation	24.1%
S-School	19.7%
HC-Health Care	14.9%
I-Industrial	13.7%
O-Other	13.5%
GO-General Obligation	9.6%
W/S-Water/Sewer	4.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 29, 2005 to January 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/29/05	Ending Account Value 01/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,012.35	$5.06
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.31	$5.08

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/362 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.24% for the six-month period of July 29, 2005 to January 31, 2006.

January 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2006
				Since Inception (December 31, 1992)
New Hampshire Municipal Fund	1 year	5 year	10 year
Without sales charge	0.74%	2.77%	3.81%	4.57%
With sales charge (4.25%)	(3.53%)	1.87%	3.36%	4.23%

				Since Inception (December 31, 1992)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	2.85%	5.44%	5.66%	6.16%

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH
Comparison of change in value of a $10,000 investment in the New Hampshire Municipal Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund w/o Sales Charge	New Hampshire Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index
07/31/1995	$10,000	$ 9,572	$10,000
07/31/1996	$10,507	$10,057	$10,660
07/31/1997	$11,397	$10,909	$11,754
07/31/1998	$12,000	$11,486	$12,458
07/30/1999	$12,321	$11,793	$12,817
07/31/2000	$12,757	$12,211	$13,370
07/31/2001	$13,696	$13,109	$14,719
07/31/2002	$14,410	$13,793	$15,706
07/31/2003	$14,747	$14,116	$16,271
07/30/2004	$15,446	$14,785	$17,212
07/29/2005	$15,167	$14,518	$18,307
01/31/2006	$15,355	$14,697	$18,551

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND
The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining four Trustees and/or executive officers are “Interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 Main St. N. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (Aug 2000 to Sept. 2005); Faculty, Park University (Aug. 2005 to Dec 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds; Trustee, The Integrity Funds.	16	MaryCrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Suite 305 Minot, ND 58701 70	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003).	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (until March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main St. N. Minot, ND 58703 61	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main St. N. Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 Main St. N. Minot, ND 58703 31	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				NA	None
Brent M. Wheeler 1 Main St. N. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 thru October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), MF Chief Compliance Officer (Since October 2005) The Integrity Funds and Integrity Mutual Funds.

				NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.
** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.
Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

Board Approval of Investment Advisory Agreement
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s Adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature, extent and quality of the adviser’s services;
(b)	the investment performance of the fund and the adviser;
(c)	the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;
(d)	the extent to which economies of scale would be realized as the fund grows; and
(e)	whether fee levels reflect economies of scale for the benefit of fund investors.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The Portfolio Manager of the Fund has over 20 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports. The Fund’s net expense ratio of 1.00% for the Class A shares was comparable to other funds of similar objective and size. The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds. The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance: Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and New Hampshire state interest and dividend taxes as is consistent with preservation of capital. As of September 30, 2005, the Fund had positive annualized returns for the 5-year, 10-year and since inception periods.

Profitability: The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004. The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and to an extent matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

·

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (89.4%)
#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/13	$225,000	$234,486
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/08	60,000	61,055
Concord, NH G.O.	Aa/AA	4.600	10/15/14	100,000	104,887
Derry, NH FSA	Aaa/NR	4.800	02/01/18	115,000	119,906
Exeter, NH G.O.	A-1/NR	6.250	01/15/07	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/08	25,000	26,053
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/07	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/14	65,000	67,632
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/20	300,000	291,780
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/20	100,000	98,458
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/21	100,000	98,074
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/28	110,000	112,203
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/06	25,000	25,944
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/08	20,000	22,196
Keene, NH G.O.	A-1/NR	5.150	10/15/11	45,000	47,008
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/09	30,000	30,641
Manchester, NH Public Improvement	Aa/NR	5.500	06/01/19	200,000	218,376
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/09	225,000	230,906
Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/09	250,000	266,450
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/28	250,000	260,410
Nashua, NH GO	Aa/AA+	5.250	09/15/17	100,000	107,287
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/10	100,000	103,985
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/11	60,000	63,447
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/15	120,000	127,726
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/16	20,000	21,852
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/13	190,000	209,646
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/13	95,000	104,035
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/06	50,000	51,043
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/27	100,000	105,020
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	285,000	291,666
New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/07	175,000	175,000
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/07	5,000	5,000
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/16	100,000	102,086
New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/13	250,000	267,203
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/08	25,000	25,137
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/11	175,000	183,943
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/07	50,000	50,455
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/08	100,000	100,372
*Rochester NH G.O. MBIA	Aaa/NR	4.750	07/15/20	300,000	315,186
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/08	200,000	205,598
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$5,122,502

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	$10,974
TOTAL GUAM MUNICIPAL BONDS					$10,974

TOTAL MUNICIPAL BONDS (COST: $5,094,130)					$5,133,476

SHORT-TERM SECURITIES (6.3%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				181,000	$181,000
Goldman Sachs Financial Square Tax-Free Money Market				181,000	181,000
TOTAL SHORT-TERM SECURITIES (COST: $362,000)					$362,000

TOTAL INVESTMENTS IN SECURITIES (COST: $5,456,130)					$5,495,476
OTHER ASSETS LESS LIABILITIES					237,309

NET ASSETS					$5,732,785

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Assets and Liabilities January 31, 2006 (Unaudited)

ASSETS
Investment in securities, at value (cost: $5,456,130)	$5,495,476
Cash	157,442
Variation margin on futures	151,602
Accrued interest receivable	47,225
Accrued dividends receivable	784
Receivable from manager	3,786
Prepaid expenses	2,153

Total Assets	$5,858,468

LIABILITIES
Dividends payable	$14,802
Payable to affiliates	8,297
Accrued expenses	878
Payable for fund shares redeemed	101,706

Total Liabilities	$125,683

NET ASSETS	$5,732,785

Net assets are represented by:
Paid-in capital	$5,950,225
Accumulated undistributed net realized gain (loss) on investments and futures	(258,035)
Accumulated undistributed net investment income	1,249
Unrealized appreciation on investments	39,346
Total amount representing net assets applicable to 564,494 outstanding shares of no par common stock (unlimited shares authorized)	$5,732,785

Net asset value per share	$10.16

Public offering price (based on sales charge of 4.25%)	$10.61

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended January 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$124,975
Dividends	3,039
Total Investment Income	$128,014

EXPENSES
Investment advisory fees	$15,132
Distribution (12b-1) fees	7,566
Transfer agent fees	9,050
Administrative service fees	9,050
Accounting service fees	13,580
Custodian fees	1,227
Professional fees	3,860
Transfer agent out-of-pockets	6
Trustees fees	897
Reports to shareholders	699
Registration and filing fees	392
Insurance expense	131
Legal fees	707
Audit fees	2,949
Total Expenses	$65,246
Less expenses waived or absorbed by the Fund’s manager	(34,982)
Total Net Expenses	$30,264

NET INVESTMENT INCOME	$97,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$13,252
Futures transactions	78,287
Net change in unrealized appreciation (depreciation) of:
Investments	(61,978)
Futures	(57,706)
Net Realized and Unrealized Gain (Loss) On Investments and Futures	$(28,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,605

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006
Statement of Changes in Net Assets
For the six months ended January 31, 2006, and the year ended July 29, 2005

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$97,750	$244,363
Net realized gain (loss) on investment and futures transactions	91,539	(390,784)
Net change in unrealized appreciation (depreciation) on investments and futures	(119,684)	(2,058)
Net Increase (Decrease) in Net Assets Resulting From Operations	$69,605	$(148,479)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.16 and $.33 per share, respectively)	$(97,580)	$(244,007)
Distributions from net realized gain on investment and futures transactions ($.00 and $.10 per share)	0	(72,597)
Total Dividends and Distributions	$(97,580)	$(316,604)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$215,514	$936,462
Proceeds from reinvested dividends	56,642	205,304
Cost of shares redeemed	(874,679)	(2,275,130)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(602,523)	$(1,133,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(630,498)	$(1,598,447)

NET ASSETS, BEGINNING OF PERIOD	6,363,283	7,961,730

NET ASSETS, END OF PERIOD	$5,732,785	$6,363,283
Undistributed Net Investment Income	$1,249	$1,078

The accompanying notes are an integral part of these financial statements.

Notes to Financial StatementsJanuary 31, 2006 (Unaudited)

Note 1. ORGANIZATION
Business operations – The New Hampshire Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and New Hampshire state interest and dividend tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the New Hampshire Municipal Fund became a series of the Integrity Managed Portfolios. Prior to this the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund. The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	July 29, 2005	July 30, 2004
Tax-exempt Income	$244,007	$84,065
Ordinary Income	0	0
Long-term Capital Gains	72,597	0
Total	$316,604	$84,065

As of July 29, 2005, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($291,868)	$102,402	($189,466)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 29, 2005, totaling $176,767, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$176,767

For the year ended July 29, 2005, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 29, 2005, the Fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $115,101.

Distributions to shareholders – Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS
As of January 31, 2006, there were unlimited shares of no par authorized; 564,494 and 623,932 shares were outstanding at January 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

Shares sold	21,345	89,280
Shares issued on reinvestment of dividends	5,592	19,557
Shares redeemed	(86,375)	(221,039)
Net increase (decrease)	(59,438)	(112,202)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. All investment advisory fees were waived for the six months ended January 31, 2006. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser. Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 1.00% for the six months ended January 31, 2006.

Principal Underwriter and Shareholder Services
Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $7,566 of distribution fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Funds Distributor of $1,220 at January 31, 2006, for distribution fees.

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $9,050 of transfer agent fees and expenses for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $1,500 at January 31, 2006 for transfer agent fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $13,580 of accounting service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $2,244 at January 31, 2006, for accounting service fees. Integrity Fund Services also acts as administrator for the Fund. The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $9,050 of administrative service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $1,500 at January 31, 2006, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $133,764 and $962,401, respectively, for the six months ended January 31, 2006.

Note 6. INVESTMENT IN SECURITIES
At January 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,456,130. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $39,346, which is comprised of $76,612 aggregate gross unrealized appreciation and $37,266 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights
Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20	$10.82	$10.73	$10.88	$10.65	$10.74	$10.33

Income from Investment Operations:
Net investment income	$.16	$.33	$.11	$.37	$.40	$.42	$.44
Net realized and unrealized gain (loss) on investment and futures transactions	(.04)	(.52)	.09	(.15)	.30	(.09)	.41
Total Income (Loss) From Investment Operations	$.12	$(.19)	$.20	$.22	$.70	$.33	$.85

Less Distributions:
Dividends from net investment income	$(.16)	$(.33)	$(.11)	$(.37)	$(.40)	$(.42)	$(.44)
Distributions from net capital gains	.00	(.10)	.00	.00	(.07)	.00	.00
Total Distributions	$(.16)	$(.43)	$(.11)	$(.37)	$(.47)	$(.42)	$(.44)

NET ASSET VALUE, END OF PERIOD	$10.16	$10.20	$10.82	$10.73	$10.88	$10.65	$10.74

Total Return	2.46%(A)(C)	(1.81%)(A)	5.69%(A)(C)	2.06%(A)	6.65%(A)	3.11%(A)	8.41%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,733	$6,363	$7,962	$8,175	$10,198	$11,843	$12,626
Ratio of net expenses (after expense assumption) to average net assets	1.00%(B)(C)	0.98%(B)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.84%(B)
Ratio of net investment income to average net assets	3.22%(C)	3.14%	3.12%(C)	3.44%	3.71%	3.88%	4.18%
Portfolio turnover rate	2.37%	17.94%	10.02%	41.53%	20.00%	21.00%	24.00%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $34,982, $64,102 and $23,856. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.16%, 1.80% and 1.84%. For the period 4/1/03 through 12/19/03, Forum Administrative Services and Forum Investment Advisors assumed/waived expenses of $62,210. For the period from 12/20/03 through 3/31/04, Integrity Money Management assumed/waived expenses of $21,859. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577 (2003), $112,886 (2002), and $116,491 (2001). If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.03%, 1.86%, and 1.82%, respectively.
(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Oklahoma Municipal Fund (the “Fund”) for the period ended January 31, 2006. The Fund’s portfolio and related financial statements are presented within for your review.

As we close the period, interest rates surprised many of the financial experts who predicted investors would get fed up with low long-term interest rates and sell bonds, which would push yields higher. In the face of rising rates by the Federal Reserve, higher energy prices, natural disasters and ongoing conflicts in the Middle East, the yield on the 10-year Treasury note ended the period at 4.52% compared with 4.28% at the end of July 2005.

During the period, bonds all but defied gravity. Though the Federal Reserve has raised its short-term interest rate target by two and one quarter percentage points, to 4.50% from 2.25% and two of the world’s largest issuers of corporate debt, General Motors and Ford had their credit rating downgraded to “junk” from investment grade, bond yields stayed low. The Fed’s rate increases have pushed short-term interest rates above long-term rates, a phenomenon known as a yield curve inversion, which has preceded every economic downturn in the past 40 years, with only two false alarms.

Despite the yield curve inversion the Fed has hinted after its December policy meeting that it could halt, or at least pause, in its rate-increase campaign sometime in the first part of 2006. The question for the remainder of 2006 will be dictated by the pace of economic growth and the Fed’s actions based in the direction of core consumer inflation. The Federal Reserve’s policy has been aimed at returning short-term interest rates back to a neutral range. Future actions will depend primarily on inflation evidence.

Given our concerns that the Federal Reserve would tighten throughout the period we structured the Fund defensively to help mitigate the effects of rising rates. Rather than committing a substantial portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher-coupon bonds for their favorable income. This included holding positions in higher coupon issues like Oklahoma Municipal Power Authority, 5.75% coupon, Grand River Dam Authority, 5.50% coupon and Oklahoma City Community College, 5.55% coupon. In rising rate environments these type of issues have typically held their value better than lower coupon issues such as Garfield County, 4.50% coupon and Jenks General Obligation, 4.20% coupon.

At the close of the period, the Fund’s average maturity was approximately 18 years. However, the Fund’s duration (a measure of a fund’s sensitivity to interest rate movements) was 6 years. Another strategy of the Fund was to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly late in the fall.

The Oklahoma Municipal Fund A shares began the period $11.00 and ended the period at $10.95 per share for a total return of 1.37%* (without sales charge). This compares to the Lehman Brothers Municipal Bond Index’s return of 1.33% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 70.2%, AA 13.5%, A 8.6%, BBB 4.8% and NR 2.9%.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team.

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2006 (Unaudited)
Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2006 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS
(Based on Total Long-Term Investments)

AAA	70.2%
AA	13.5%
A	8.6%
BBB	4.8%
NR	2.9%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS
(As a % of Net Assets)

S-School	36.8%
U-Utilities	17.0%
O-Other	13.5%
T-Transportation	12.7%
HC-Health Care	7.1%
W/S-Water/Sewer	6.8%
G-Government	6.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 29, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/29/05	Ending Account Value 01/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,013.69	$5.06
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.31	$5.08

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/362 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.37% for the six-month period of July 29, 2005 to January 31, 2006.

January 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ended January 31, 2006
				Since Inception (September 25, 1996)
Oklahoma Municipal Fund	1 year	5 year	10 year
Without sales charge	2.26%	3.53%	N/A	4.16%
With sales charge (4.25%)	(2.06%)	2.64%	N/A	3.67%

				Since Inception (September 25, 1996)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	2.85%	5.44%	N/A	6.10%

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH
Comparison of change in value of a $10,000 investment in the Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund w/o Sales Charge	Oklahoma Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index
09/25/1996	$10,000	$ 9,575	$10,000
07/31/1997	$10,779	$10,321	$11,029
07/31/1998	$11,186	$10,711	$11,689
07/30/1999	$11,662	$11,166	$12,026
07/31/2000	$11,648	$11,153	$12,545
07/31/2001	$12,787	$12,243	$13,811
07/31/2002	$13,484	$12,911	$14,737
07/31/2003	$13,522	$12,947	$15,267
07/30/2004	$14,017	$13,422	$16,150
07/29/2005	$14,440	$13,827	$17,178
01/31/2006	$14,638	$14,016	$17,607

Putting Performance into Perspective
Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND
The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining four Trustees and/or executive officers are “Interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 Main St. N. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (Aug 2000 to Sept. 2005); Faculty, Park University (Aug. 2005 to Dec 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds; Trustee, The Integrity Funds.	16	MaryCrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Suite 305 Minot, ND 58701 70	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003).	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (until March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main St. N. Minot, ND 58703 61	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main St. N. Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 Main St. N. Minot, ND 58703 31	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				NA	None
Brent M. Wheeler 1 Main St. N. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 thru October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), MF Chief Compliance Officer (Since October 2005) The Integrity Funds and Integrity Mutual Funds.

				NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.
** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.
Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2006 (Unaudited)

Board Approval of Investment Advisory Agreement
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s Adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature, extent and quality of the adviser’s services;
(b)	the investment performance of the fund and the adviser;
(c)	the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;
(d)	the extent to which economies of scale would be realized as the fund grows; and
(e)	whether fee levels reflect economies of scale for the benefit of fund investors.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The Portfolio Manager of the Fund has over 20 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports. The Fund’s net expense ratio of 1.00% for the Class A shares was comparable to other funds of similar objective and size. The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance: Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Oklahoma income taxes as is consistent with preservation of capital. As of September 30, 2005, the Fund had positive annualized returns for the 1-year, 5-year, and since inception periods.

Profitability: The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004. The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and to an extent matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

·

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (91.7%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/25	$250,000	$260,615
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	521,885
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/27	500,000	542,160
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/19	500,000	550,405
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	197,328
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	846,576
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	160,712
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/24	250,000	255,523
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	206,062
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	253,380
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	236,009
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	779,912
Grand River Dam Auth. OK Rev. MBIA	Aaa/AAA	5.875	06/01/07	160,000	165,334
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	542,925
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	519,315
Jenks, OK General Obligation FSA	NR/AAA	4.200	02/01/14	400,000	406,572
Jenks, OK General Obligation FSA	NR/AAA	5.000	02/01/25	250,000	256,598
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/29	500,000	538,390
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	322,836
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	263,283
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	103,521
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	541,545
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	NR/AA	5.250	09/01/16	180,000	190,066
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	310,470
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/06	200,000	200,750
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/08	185,000	187,847
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	802,020
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/19	250,000	278,818
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	425,000	441,418
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	143,805
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	103,150
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	164,684
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	429,406
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	290,805
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/27	120,000	126,355
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	208,236
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	253,888
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	254,533
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	140,000	143,125
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	80,000	81,406
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	50,000	51,197
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	414,648
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	620,250
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	512,800
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	535,270
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	431,272
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/25	200,000	215,120
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	109,324
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	158,454
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	261,105
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	579,131
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,708,096
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	268,595
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/24	250,000	262,882
OK Capitol Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/30	2,000,000	2,086,780
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	290,136
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	269,810
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	2,230,000	2,486,338
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	306,636
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	720,038
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	467,973
OK Turnpike Auth. FGIC	Aaa/AAA	5.500	01/01/07	300,000	306,234
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/28	220,000	226,195
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	235,456
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/28	120,000	123,155
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/15	105,000	109,288
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/16	415,000	432,679
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/22	200,000	212,786
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/27	500,000	526,775
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/27	500,000	529,290
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/18	435,000	447,097
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	550,000	584,562
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	781,567
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	515,200
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	261,742
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/20	140,000	147,469
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/25	220,000	231,348
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/30	250,000	261,867
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	263,370
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	375,000	392,880
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	263,370
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	261,920
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	259,752
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	258,540
Tulsa Cty., OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/24	500,000	506,115
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	690,770
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	251,737
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,048,520
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/23	250,000	273,877

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $35,206,706)					$36,241,084

SHORT-TERM SECURITIES (6.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,335,000	$1,335,000
Goldman Sachs Financial Square Tax-Free Money Market				1,335,000	1,335,000
TOTAL SHORT-TERM SECURITIES (COST: $2,670,000)					$2,670,000

TOTAL INVESTMENTS IN SECURITIES (COST: $37,876,706)					$38,911,084
OTHER ASSETS LESS LIABILITIES					589,336

NET ASSETS					$39,500,420

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

As of January 31, 2006, the Fund had two when-issued purchases:
400,000 of Jenks, OK General Obligation FSA; 4.2%; 02/01/2014
250,000 of Jenks, OK General Obligation FSA; 5.0%; 02/01/2025

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006 (Unaudited)
Statement of Assets and Liabilities January 31, 2006 (Unaudited)

ASSETS
Investment in securities, at value (cost: $37,876,706)	$38,911,084
Cash	746,805
Accrued interest receivable	436,165
Accrued dividends receivable	3,524
Receivable for fund shares sold	37
Security sale receivable	267,235
Prepaid expenses	5,345
Variation margin on futures	604,125

Total Assets	$40,974,320

LIABILITIES
Dividends payable	$106,204
Payable to affiliates	28,754
Accrued expenses	6,646
Payable for fund shares redeemed	23,694
Security purchases payable	1,308,602

Total Liabilities	$1,473,900

NET ASSETS	$39,500,420

Net assets are represented by:
Paid-in capital	$41,477,783
Accumulated undistributed net realized gain (loss) on investments and futures	(2,914,917)
Accumulated undistributed net investment income	2,144
Unrealized appreciation on investments	1,034,378
Unrealized depreciation on futures	(98,968)
Total amount representing net assets applicable to 3,608,087 outstanding shares of no par common stock (unlimited shares authorized)	$39,500,420

Net asset value per share	$10.95
Public offering price (based on sales charge of 4.25%)	$11.44

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended January 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$795,717
Dividends	12,078
Total Investment Income	$807,795

EXPENSES
Investment advisory fees	$87,821
Distribution (12b-1) fees	43,910
Transfer agent fees	23,343
Administrative service fees	17,563
Accounting service fees	20,849
Custodian fees	2,893
Registration and filing fees	752
Transfer agent out-of-pocket expenses	345
Trustees fees	1,616
Reports to shareholders	1,731
Professional fees	5,649
Insurance expenses	580
Audit fees	2,937
Legal fees	110
Total Expenses	$210,099
Less expenses waived or absorbed by the Fund’s manager	(34,458)
Total Net Expenses	$175,641

NET INVESTMENT INCOME	$632,154

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(9,094)
Futures transactions	232,800
Net change in unrealized appreciation (depreciation) of:
Investments	(286,192)
Futures	(98,968)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(161,454)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$470,700

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2006
Statement of Changes in Net Assets
For the six months ended January 31, 2006, and the year ended July 29, 2005

	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$632,154	$1,295,748
Net realized gain (loss) on investment and futures transactions	223,706	(1,576,249)
Net change in unrealized appreciation (depreciation) on investments and futures	(385,160)	1,333,493
Net Increase (Decrease) in Net Assets Resulting From Operations	$470,700	$1,052,992

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.40 per share, respectively)	$(631,741)	$(1,295,062)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(631,741)	$(1,295,062)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$8,203,653	$3,748,580
Proceeds from reinvested dividends	296,002	617,406
Cost of shares redeemed	(3,725,639)	(4,708,343)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$4,774,016	$(342,357)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$4,612,975	$(584,427)

NET ASSETS, BEGINNING OF PERIOD	34,887,445	35,471,872

NET ASSETS, END OF PERIOD	$39,500,420	$34,887,445
Undistributed Net Investment Income	$2,144	$1,731

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2006 (Unaudited)

Note 1. ORGANIZATION
Business operations - Oklahoma Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 29, 2005, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 29, 2005	July 30, 2004
Tax-exempt Income	$1,295,062	$1,289,393
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,295,062	$1,289,393

As of July 29, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,138,623)	$1,322,300	($1,816,323)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 29, 2005, totaling $2,791,201, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2006	$0
2007	$0
2008	$185,891
2009	$83,784
2010	$414,246
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 29, 2005, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended July 29, 2005, the Fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $347,422.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2006, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2006	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2006	108	$604,125	($98,968)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS
As of January 31, 2006, there were unlimited shares of no par authorized; 3,608,087 and 3,172,765 shares were outstanding at January 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005

Shares sold	747,735	338,746
Shares issued on reinvestment of dividends	26,958	55,833
Shares redeemed	(339,371)	(425,961)
Net increase (decrease)	435,322	(31,382)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $53,363 of investment advisory fees after partial waiver for the six months ended January 31, 2006. The Fund has a payable to Integrity Money Management of $9,760 at January 31, 2006, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 1.00% for the six months ended January 31, 2006.

Principal Underwriter and Shareholder Services
Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $43,910 of distribution fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Funds Distributor of $7,824 at January 31, 2006, for distribution fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $23,343 of transfer agent fees and expenses for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $4,109 at January 31, 2006 for transfer agent fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $20,849 of accounting service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $3,565 at January 31, 2006, for accounting service fees. Integrity Fund Services also acts as administrator for the Fund. The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $17,564 of administrative service fees for the six months ended January 31, 2006. The Fund has a payable to Integrity Fund Services of $3,129 at January 31, 2006, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,754,194 and $1,484,411, respectively, for the six months ended January 31, 2006.

Note 6. INVESTMENT IN SECURITIES
At January 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $37,876,706. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $1,034,378, which is comprised of $1,172,490 aggregate gross unrealized appreciation and $138,112 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights
Selected per share data and ratios for the period indicated

	For Six Months Ended January 31, 2006 (Unaudited)	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$11.00	$11.07	$11.09	$11.54	$11.47	$10.99

Income from Investment Operations:
Net investment income	$.20	$.40	$.42	$.49	$.55	$.57
Net realized and unrealized gain (loss) on investment and futures transactions	(.05)	(.07)	(.02)	(.45)	.07	.48
Total Income (Loss) From Investment Operations	$.15	$.33	$.40	$.04	$.62	$1.05

Less Distributions:
Dividends from net investment income	$(.20)	$(.40)	$(.42)	$(.49)	$(.55)	$(.57)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.20)	$(.40)	$(.42)	$(.49)	$(.55)	$(.57)

NET ASSET VALUE, END OF PERIOD	$10.95	$11.00	$11.07	$11.09	$11.54	$11.47

Total Return	2.70%(A)(C)	3.02%(A)	3.67%(A)	0.28%(A)	5.46%(A)	9.78%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$39,500	$34,887	$35,472	$31,799	$21,995	$18,131
Ratio of net expenses (after expense assumption) to average net assets	1.00%(B)(C)	0.98%(B)	0.93%(B)	0.65%(B)	0.51%(B)	0.43%(B)
Ratio of net investment income to average net assets	3.60%(C)	3.60%	3.77%	4.21%	4.69%	5.06%
Portfolio turnover rate	4.44%	8.69%	10.70%	9.39%	15.77%	12.24%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $34,458, $81,636, $87,525, $124,432, $137,514, and $133,456, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.20%, 1.20%, 1.19%, 1.11%, 1.19%, and 1.23%, respectively.
(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)	Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. The Code has been amended to remove references to the functions of the corporation and apply specifically to the Funds during the registrant's most recent fiscal half-year. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.

Item 3)	Audit Committee Financial Expert.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Audit Committee. Mr. Jerry Stai was subsequently nominated and elected to fill the vacancy. Mr. Stai is independent for purposes of Item 3 of Form N-CSR.

The Trust’s Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4)	Principal Accountant Fees and Services.
The information required by this Item is only required in an annual report on this Form N-CSR.
Item 5)	Audit Committee of Listed Registrants.
Not applicable.
Item 6)	Schedule of Investments.
The Schedule of Investments is included in Item 1 of this Form N-CSR.
Item 7)	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8)	Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9)	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10)	Submissions of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.
Item 11)	Controls and Procedures.
(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)	Exhibits.
(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual N-CSR.
(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios
Date:	March 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios
Date:	March 28, 2006

By:	/s/Laura Anderson
Laura Anderson
Treasurer, Integrity Managed Portfolios
Date:	March 28, 2006